SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2023
Subsidiary Public Issuer [Abstract]
Condensed Financial Information	The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$4,256	$4,256
Net income (loss) attributable to partnership(1)	186	—	—	—	378	(186)	378

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022
Revenues	$—	$—	$—	$—	$—	$3,681	$3,681
Net income (loss) attributable to partnership(1)	70	—	—	—	176	(70)	176

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS
Revenues	$—	$—	$—	$—	$—	$8,474	$8,474
Net income (loss) attributable to partnership(1)	161	—	—	—	401	(161)	401

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022
Revenues	$—	$—	$—	$—	$—	$7,092	$7,092
Net income (loss) attributable to partnership(1)	76	—	—	—	246	(76)	246

AS OF JUNE 30, 2023
Current assets	$—	$—	$—	$—	$—	$6,299	$6,299
Non-current assets	6,440	—	1,512	3,173	8,949	55,298	75,372
Current liabilities	—	—	219	—	—	9,503	9,722
Non-current liabilities	—	3,173	—	259	—	39,894	43,326
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,195	2,195
BIPC exchangeable shares	—	—	—	—	—	1,254	1,254
Exchangeable units(5)	—	—	—	—	—	68	68
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	18,640	18,640
Preferred unitholders	—	—	—	—	—	918	918

AS OF DECEMBER 31, 2022
Current assets	$—	$—	$—	$—	$—	$6,686	$6,686
Non-current assets	6,583	—	1,005	3,105	9,603	45,987	66,283
Current liabilities	—	—	182	—	—	8,195	8,377
Non-current liabilities	—	3,106	—	191	—	35,741	39,038
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,263	2,263
BIPC exchangeable shares	—	—	—	—	—	1,289	1,289
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	15,320	15,320
Preferred unitholders	—	—	—	—	—	918	918
1.Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.